Document And Entity Information - shares	6 Months Ended
	Jun. 30, 2021	Oct. 06, 2021
Cover [Abstract]
Entity Registrant Name	ASTRO AEROSPACE LTD.
Entity Central Index Key	0001425203
Document Type	10-Q/A
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Amendment Flag	true
Amendment Description	The sole purpose of this Amendment to the registrant’s Quarterly Report on Form 10-Q for the period ended June 30, 2021 is to furnish revisions to certain areas of the condensed consolidated financial statements and to furnish Interactive Data File exhibits pursuant to Rule 405 of Regulation S-T. The aforementioned revisions to the condensed consolidated financial statements include the following: • An immaterial reclassification to the condensed consolidated balance sheets as of June 30, 2021 between asset line items • Insignificant corrections of certain dollar amounts or verbiage within the accompanying notes to the condensed consolidated financial statements, that were erroneously omitted or mistyped. • Formatting, pagination, and punctuation changes None of the aforementioned revisions had an impact on net loss or equity. No other changes have been made to the 10-Q, and this Amendment has not been updated to reflect events occurring subsequent to the filing of the 10-Q.
Document Quarterly Report	true
Document Transition Report	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Entity File Number	333-149000
Entity Tax Identification Number	98-0557091
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	320 W. Main Street
Entity Address, City or Town	Lewisville
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75057
City Area Code	469
Local Phone Number	702-8344
Entity Common Stock, Shares Outstanding		16,590,767
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Shell Company	false